Annual Total Returns- Federated Hermes Kaufmann Small Cap Fund (Class A B C R IS and R6 Shares) [BarChart] - Class A B C R IS and R6 Shares - Federated Hermes Kaufmann Small Cap Fund - A	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	31.61%	(14.18%)	21.27%	40.35%	5.66%	4.98%	5.77%	37.88%	6.88%	33.97%